ORGANIZATION AND CAPITAL MANAGEMENT - Narrative (Details)	Jun. 30, 2021
Bottom of range
Summary of the Corporation's Capital [Line Items]
Target return	12.00%
Top of range
Summary of the Corporation's Capital [Line Items]
Target return	15.00%